Commitments and Contingencies (Details) - Schedule of commitments for minimum lease payment under these operating leases	Dec. 31, 2022 USD ($)
Schedule Of Commitments For Minimum Lease Payment Under These Operating Leases Abstract
2023	$ 21,027
2024	11,536
Total undiscounted liabilities	32,563
Less: Imputed interest	264
Total lease liabilities	$ 32,299